INVESTMENTS IN AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates
The components of equity in net assets of our non-consolidated affiliate are as follows:

(in thousands of $)	2019	2018
Equity in net assets of affiliate at January 1,	206,180	—
Net purchase price on acquisition	—	199,728
Dividends	(17,450)	(5,581)
Equity in net earnings of affiliate	4,540	1,190
Fair value of debt guarantee (see note 25)	—	10,843
Equity in net assets of affiliate at December 31	193,270	206,180

Equity Method Investments	The ownership interests of Hilli LLC are represented below:

Percentage ownership interest
Hilli Common Units
The Partnership	50.0%
Golar	44.6%
Keppel	5.0%
B&V	0.4%

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheet is as follows:

(in $ thousands)	2019	2018
Liabilities
Short-term debt (refer to note 21)	11,436	11,836
Long-term debt (refer to note 21)	169,395	187,401
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of and for the years ended December 31, 2019 and 2018:

(in thousands of $)	2019	2018
Balance sheet
Current assets	54,000	124,642
Non-current assets	1,300,065	1,392,711
Current liabilities	(45,106)	(109,773)
Non-current liabilities	(924,578)	(1,004,184)

Statement of operations
Liquefaction services revenue	218,095	127,625
Net income	70,756	77,842

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.